Consolidated Balance Sheets $ in Thousands, $ in Thousands	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)
CURRENT ASSETS
Cash and cash equivalents	$ 67,284,518	$ 2,197,404	$ 58,040,394
Financial assets at fair value through profit or loss - current	4,084,715	133,400	6,825,157
Contract assets - current	5,100,076	166,560	5,731,173
Trade receivables, net	99,529,100	3,250,461	114,646,999
Other receivables	15,611,917	509,860	16,270,569
Current tax assets	905,345	29,567	748,519
Inventories	59,606,188	1,946,642	87,337,475
Inventories related to real estate business	3,668,476	119,807	5,488,676
Other financial assets - current	598,136	19,534	734,465
Other current assets	4,959,034	161,954	4,543,797
Total current assets	261,347,505	8,535,189	300,367,224
NON-CURRENT ASSETS
Financial assets at fair value through profit or loss - non-current	2,543,975	83,082	2,108,994
Financial assets at fair value through other comprehensive income - non-current	1,663,737	54,335	1,542,271
Investments accounted for using the equity method	19,610,611	640,451	14,679,346
Property, plant and equipment	264,812,022	8,648,335	268,234,618
Right-of-use assets	11,442,266	373,686	11,060,783
Investment properties	20,169,116	658,691	21,729,092
Goodwill	52,404,416	1,711,444	52,313,399
Other intangible assets	17,820,133	581,977	21,177,708
Deferred tax assets	6,395,595	208,870	6,341,772
Other financial assets - non-current	5,564,331	181,722	4,444,059
Other non-current assets	3,141,985	102,612	3,590,576
Total non-current assets	405,568,187	13,245,205	407,222,618
Total assets	666,915,692	21,780,394	707,589,842
CURRENT LIABILITIES
Short-term borrowings	37,737,217	1,232,437	34,526,510
Short-term bills payable	2,787,340	91,030
Financial liabilities at fair value through profit or loss - current	1,302,342	42,532	626,760
Financial liabilities for hedging - current	12,516,971	408,784	12,204,620
Trade payables	70,329,069	2,296,834	78,997,300
Other payables	44,242,885	1,444,902	57,115,100
Current tax liabilities	9,667,755	315,733	18,360,792
Lease liabilities - current	1,062,239	34,691	979,612
Current portion of bonds payable	24,520,052	800,785	4,998,971
Current portion of long-term borrowings	4,096,255	133,777	5,041,841
Other current liabilities	17,411,904	568,645	16,473,962
Total current liabilities	225,674,029	7,370,150	229,325,468
NON-CURRENT LIABILITIES
Bonds payable	20,489,434	669,152	42,851,353
Long-term borrowings	81,364,448	2,657,232	94,947,610
Deferred tax liabilities	7,598,008	248,139	8,585,132
Lease liabilities - non-current	7,159,767	233,826	6,728,875
Net defined benefit liabilities	4,122,158	134,623	4,325,492
Other non-current liabilities	5,757,193	188,021	7,549,527
Total non-current liabilities	126,491,008	4,130,993	164,987,989
Total liabilities	352,165,037	11,501,143	394,313,457
Share capital
Ordinary shares	43,801,992	1,430,503	43,642,185
Shares subscribed in advance	52,656	1,720	37,656
Share capital awaiting retirement	(150)	(5)
Total share capital	43,854,498	1,432,218	43,679,841
Capital surplus	144,272,626	4,711,712	142,607,490
Retained earnings
Legal reserve	18,584,524	606,941	12,582,960
Special reserve	2,959,573	96,655	10,367,052
Unappropriated earnings	89,980,210	2,938,609	91,556,474
Total retained earnings	111,524,307	3,642,205	114,506,486
Other equity	(3,212,216)	(104,906)	(4,166,449)
Treasury shares	(1,959,107)	(63,981)	(1,959,107)
Equity attributable to owners of the Company	294,480,108	9,617,248	294,668,261
NON-CONTROLLING INTERESTS	20,270,547	662,003	18,608,124
Total equity	314,750,655	10,279,251	313,276,385
TOTAL	$ 666,915,692	$ 21,780,394	$ 707,589,842